Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Encumbrances	$ 89,964
Initial Cost to Company	67,640
Cost capitalized subsequent to acquisition	178,438
Gross amount at which carried at end of period	246,078	$ 240,128	$ 241,413	$ 243,165
Accumulated Depreciation & Depletion	34,248
Aggregate cost for Federal income tax purposes	87,596
Investment Property
Encumbrances	0
Initial Cost to Company	16
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	16
Accumulated Depreciation & Depletion	0
Mining royalty lands
Encumbrances	0
Initial Cost to Company	37,310
Cost capitalized subsequent to acquisition	208
Gross amount at which carried at end of period	37,518
Accumulated Depreciation & Depletion	8,211
Asset Management Properties
Encumbrances	0
Initial Cost to Company	677
Cost capitalized subsequent to acquisition	13,792
Gross amount at which carried at end of period	14,469
Accumulated Depreciation & Depletion	3,809
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	179
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	200
Gross amount at which carried at end of period	885
Accumulated Depreciation & Depletion	126
Lake, FL
Encumbrances	0
Initial Cost to Company	403
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	403
Accumulated Depreciation & Depletion	158
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	1,010
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,489
Cost capitalized subsequent to acquisition	13
Gross amount at which carried at end of period	4,502
Accumulated Depreciation & Depletion	270
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	300
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	324
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	298
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	298
Accumulated Depreciation & Depletion	298
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,837
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	123
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	121
Accumulated Depreciation & Depletion	104
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	5
Gross amount at which carried at end of period	1,185
Accumulated Depreciation & Depletion	600
Duval, FL
Encumbrances	0
Initial Cost to Company	198
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	198
Accumulated Depreciation & Depletion	39
Baltimore, MD 1
Encumbrances	0
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	5,165
Gross amount at which carried at end of period	5,604
Accumulated Depreciation & Depletion	3,269
Harford, MD 1
Encumbrances	0
Initial Cost to Company	40
Cost capitalized subsequent to acquisition	8,627
Gross amount at which carried at end of period	8,667
Accumulated Depreciation & Depletion	501
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	4,421
Gross amount at which carried at end of period	9,141
Accumulated Depreciation & Depletion	0
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	750
Cost capitalized subsequent to acquisition	7,317
Gross amount at which carried at end of period	8,067
Accumulated Depreciation & Depletion	241
Harford, MD 2
Encumbrances	0
Initial Cost to Company	11,250
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	11,254
Accumulated Depreciation & Depletion	0
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	5,046
Gross amount at which carried at end of period	8,003
Accumulated Depreciation & Depletion	1,916
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	4,669
Gross amount at which carried at end of period	8,480
Accumulated Depreciation & Depletion	636
Development Properties
Encumbrances	0
Initial Cost to Company	23,488
Cost capitalized subsequent to acquisition	21,457
Gross amount at which carried at end of period	44,945
Accumulated Depreciation & Depletion	2,793
Dock 79
Encumbrances	89,964
Initial Cost to Company	6,165
Cost capitalized subsequent to acquisition	142,981
Gross amount at which carried at end of period	149,146
Accumulated Depreciation & Depletion	$ 19,435